Common Stock/Units - Additional Information (FY) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 22, 2020	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020	Dec. 14, 2020
Common stock, shares authorized				125,000,000	125,000,000	125,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Cash dividends				$ 0
Common stock issued		$ 383,000	$ 1,313,000	$ 1,419,000
Prior to Yumanity Reorganization [Member]
Common stock units vested				4 years
Private Placement [Member]
Common stock, par value							$ 23
Common Stock [Member] | Private Placement [Member]
Common stock, par value	$ 0.001
Common stock issued	$ 33,600,000
Common Units [Member] | Prior to Yumanity Reorganization [Member]
Voting description				the Company had issued common units. Each common unit entitled the holder to one vote on all matters submitted to a vote of the Company’s members. In the event of any deemed liquidation, dissolution, or winding-up of the Company, the assets of the Company would have been distributed in accordance with the order of distributions described under the rights and preferences of the Preferred Units